Inventories	12 Months Ended
Sep. 30, 2023
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

6. Inventories

The following table presents a breakdown of our inventories:

	September 30,	September 30,
	2023	2022
Finished goods	$62,730	$49,643
Work-in-progress	116,435	21,350
Raw materials	363,223	322,545
Total	$542,388	$393,538

There was no impairment of inventories during the year ended September 30, 2023 (2022 - $nil, 2021 - $nil).